Sales And Marketing Expenses - Summary of Detailed Information about Sales and Marketing Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about Sales and marketing expenses [Abstract]
Online marketing	₽ 9,578	₽ 5,447	₽ 4,553
Media and PR	6,386	1,502	1,146
Employee-related cost	5,210	2,265	1,178
Share-based compensation expense	1,013	81	14
Outsourcing services	801	115	0
Cost of arranging flexible payment options for customers	753	45	0
Other sales and marketing expenses	954	560	262
Total	₽ 24,695	₽ 10,015	₽ 7,153